Condensed Consolidated Statement of Changes in Stockholders' Equity (Unaudited) (Parenthetical) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Shares of common stock and warrants issued upon conversion of principal on promissory note with a related party	$ 500,000
Warrants issued on Series B Debentures		100,000	42,797
Preferred shares converted in to common shares			5,750
Common shares converted from preferred shares			1,150,000
Treasury stock issued for services provided, shares			22,024
Common Stock
Shares of common stock and warrants issued upon conversion of principal on promissory note with a related party	500,000
Preferred shares converted in to common shares			5,750
Common shares converted from preferred shares			1,150,000
Additional Paid-in Capital
Shares of common stock and warrants issued upon conversion of principal on promissory note with a related party	$ 500,000
Warrants issued on Series B Debentures		100,000	42,797
Preferred shares converted in to common shares			5,750
Common shares converted from preferred shares			1,150,000
Treasury stock issued for services provided, shares			22,024
Treasury Stock
Treasury stock issued for services provided, shares			22,024
Series A Preferred Stock
Preferred shares converted in to common shares			5,750
Common shares converted from preferred shares			1,150,000